UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2015 (Unaudited)
	Principal
	Amount	Value
FOREIGN GOVERNMENT NOTES/BONDS - 2.3%
Buoni del Tesoro Poliennali
4.750% 09/01/2044	360,000	$558,931
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $542,578)		558,931

U.S. GOVERNMENT NOTE/BOND - 14.5%
United States Treasury Inflation Indexed Bonds
0.250% 01/15/2025	1,108,360	1,064,083
0.375% 07/15/2025	2,515,925	2,454,451
TOTAL US GOVERNMENT NOTE/BOND (Cost $3,533,279)		3,518,534

PURCHASED OPTIONS - 2.2%	Contracts
Call Options - 0.0%
Euro Fx Future with American Style Options @ $1.16, October 2015	14	437

Put Options - 2.0%
CBOE Volatility Index @ $18.00, October 2015	155	3,875
E-mini S&P 500 Futures @ $1,875.00, October 2015	26	31,200
E-mini S&P 500 Futures @ $1,980.00, December 2015	25	133,125
Euro Stoxx 50 Index Options, @ $3,450.00, December 2015	75	321,645
		489,845

Currency Options - 0.2%	Amount
EUR/SEK @ $9.20, November 2015	2,070,000	11,255
USD/JPY @ $122.00, November 2015	3,888,000	31,532
		42,787

TOTAL PURCHASED OPTIONS (Cost $228,387)		533,069

US TREASURY BILL - 53.7%	Shares
United States Treasury Bill, 03/03/2016	13,000,000	12,998,466
TOTAL US TREASURY BILL (Cost $12,987,766)		12,998,466

Total Investments (Cost $17,292,010) - 72.7%		17,609,000
Other Assets in Excess of Liabilities - 27.3%		6,609,617
TOTAL NET ASSETS - 100.00%		$24,218,617

The cost basis of investments for federal income tax purposes at September 30, 2015, was as follows*:

Cost of investments		$17,292,010
Gross unrealized appreciation		355,707
Gross unrealized depreciation		(38,717)
Net unrealized appreciation		$316,990

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Written Options
September 30, 2015 (Unaudited)

Put Options	Contracts	Value
E-mini S&P 500 Futures @ $1,800.00, October 2015	26	$(11,375)
E-mini S&P 500 Futures @ $1,850.00, December 2015	25	(65,313)
Euro Stoxx 50 Index Options @ €3,300.00, December 2016	75	(226,191)
Total (Premiums Received $85,856)		$(302,879)

Fulcrum Diversified Absolute Return Fund
Schedule of Open Forward Currency Contracts
September 30, 2015 (Unaudited)

Counterparty	Contracts to Receive/Pay	Settlement Date	Current Value	Unrealized Gain/(Loss)
J.P. MORGAN SECURITIES INC.	BRL/USD	12/16/2015	228,273	(6,252)
	NOK/USD	12/16/2015	117,319	(5,494)
	TRY/USD	12/16/2015	274,720	2,388
	USD/BRL	12/16/2015	767,689	(121)
	USD/CLP	12/16/2015	243,075	2,459
	USD/EUR	12/16/2015	559,110	6,927
	USD/IDR	12/16/2015	172,484	3,593
	USD/KRW	12/16/2015	967,150	(3,456)
	USD/NOK	12/16/2015	239,319	7,861
	USD/PHP	12/16/2015	182,834	(1,697)
	USD/SGD	12/16/2015	752,905	3,402
	USD/TRY	12/16/2015	274,720	(547)
	USD/TWD	12/16/2015	1,322,346	15,848
Total				$24,911

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Contracts for Difference
As of September 30, 2015 (Unaudited)
					Unrealized
			Termination	Fair	Appreciation/
Counterparty	Referenced Obligation	Quantity	Date	Value	(Depreciation)
JP Morgan Investment Bank	JPEBBKDE Index	850	12/31/2015	$ 500,823	$ (35,274)
	STOXX 600 Telecommunications Index	591	12/31/2015	219,559	(8,565)
	TOPIX Banks Index	232,013	12/31/2015	388,271	(6,852)
	STOXX Europe 600 Index	(563)	12/31/2015	(218,782)	6,760
Total				$ 889,871	$ (43,931)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Futures Contracts
As of September 30, 2015 (Unaudited)

	Number of
	Contracts
FUTURES CONTRACTS	Long (Short)	Notional Value	Expiration Date	Value
10 year Canadian Bond	2	$212,919	December 2015	$(3,123)
10 Year US Treasury Note	2	257,625	December 2015	2,745
Australian Dollar	(2)	(139,100)	December 2015	85
Brent Crude	(2)	(97,720)	December 2015	915
Canadian Dollar	(1)	(74,460)	December 2015	787
DAX Index	3	793,344	December 2015	(47,902)
Euro FX	(16)	(2,254,400)	December 2015	6,957
EURO STOXX 50 DVP Futures Index	(9)	(111,931)	December 2016	(631)
EURO STOXX 50 DVP Futures Index	9	104,287	December 2017	777
EURO STOXX 50 Index	37	1,251,070	December 2015	(52,492)
Euro-BTP	1	152,157	December 2015	747
Euro-Bund	1	174,505	December 2015	780
FTSE 100 Index	1	89,101	December 2015	(1,991)
FTSE/MIB Index	5	578,760	December 2015	(20,575)
Gold 100 OZ	(2)	(225,360)	December 2015	(4,900)
Hang Seng Index	2	118,902	October 2015	(3,133)
LME Copper	(1)	(124,350)	December 2015	4,759
Long Gilt	1	180,289	December 2015	2,252
MCSI Signapore Index	(4)	(174,892)	October 2015	1,721
Mexican Peso	(3)	(87,405)	December 2015	548
Nikkei 225 Index	12	847,997	December 2015	(25,495)
S&P 500 E-mini Index	23	2,155,675	December 2015	(70,372)
S&P/TSX 60 Index	(1)	(114,170)	December 2015	180
SGX CNX Nifty Index	15	235,530	October 2015	4,773
Total				$(202,588)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
September 30, 2015 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of September 30, 2015, were $675,068, which represented 2.79% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Assets
Government Notes/Bonds	$4,077,465	$-	$-	$4,077,465
Purchased Options	533,069			533,069
Short-Term Investments	12,998,466			12,998,466
Total	$17,609,000	$-	$-	$17,609,000

Other Financial Instruments*
Forward Currency Contracts	$-	$24,911	$-	$24,911
Total	$-	$24,911	$-	$24,911

Liabilities
Written Options	$(302,879)	$-	$-	$(302,879)
Total	$(302,879)	$-	$-	$(302,879)

Other Financial Instruments*
Contracts for Difference	$(43,931)	$-	$-	$(43,931)
Future Contracts	(202,588)	-	-	(202,588)
Total	$(246,519)	$-	$-	$(246,519)

* Other financial instruments, Forward Currency Contracts, Contract for Difference, and
Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Please refer to the Consolidated Schedule of Investments for further classification.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Russell B. Simon
 Russell B. Simon, Treasurer and Principal Financial Officer

Date  November 30, 2015